Other payables	9 Months Ended
Sep. 30, 2023
Other Payables [Abstract]
Other payables	Other payables
Current other payables

	September 30, 2023	December 31, 2022
	£’000	£’000
Accruals	18,027	15,801
Other payables	8,785	814
Other taxation and social security	4,305	2,830
Corporation tax	90	10
	31,207	19,455

Included within other payables as at September 30, 2023 is an amount of $8,750,000 which was repaid to EQRx on October 9, 2023 as detailed in note 17.

Non-current other payables

	September 30, 2023	31 December, 2022
	£’000	£’000
Other payables	—	377
	—	377